Reconciliation of financing activities in the statement of cash flow (Details) R$ in Millions	12 Months Ended
Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Borrowings and debentures current	R$ 2,278
Financing current	857
Lease current	1,000
Dividends current	2
Borrowings and debentures non current	50,954
Financing non current	14,277
Loan from non-controlling shareholders non current	1,050
Lease non current	3,306
Borrowings and debentures total	53,232
Braskem Idesa financing total	15,134
Loan from non-controlling shareholders total	1,050
Lease total	4,306
Dividends total	2
Borrowings And Debentures [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	42,236
Issued	5,617
Payments	(4,994)
Cash used in financing activities	623
Interest paid	(3,017)
Interest and monetary and exchange variations, net	4,275
Currency translation adjustments	9,210
Loss of control on Cetrel	(95)
Total other changes	10,373
Ending balance	53,232
Braskem Idesa Financing [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	11,250
Issued	1,094
Payments	(276)
Cash used in financing activities	818
Interest paid	(985)
Interest and monetary and exchange variations, net	3,463
Currency translation adjustments	588
Total other changes	3,066
Ending balance	15,134
Shareholders Of Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,490
Interest and monetary and exchange variations, net	(24)
Others	72
Fair value adjustments of non-controlling subsidiaries	643
Capital increase of non-controlling subsidiaries	(2,193)
Currency translation adjustments	62
Total other changes	(1,440)
Ending balance	1,050
Lease [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,933
Payments	(1,004)
Cash used in financing activities	(1,004)
Interest paid	(261)
Interest and monetary and exchange variations, net	625
New contracts	605
Remeasurement	217
Disposal	(170)
Currency translation adjustments	361
Total other changes	1,377
Ending balance	4,306
Dividends [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	16
Payments	(6)
Cash used in financing activities	(6)
Dividends-lapse of statute of limitation	(8)
Total other changes	(8)
Ending balance	R$ 2